Full East International Ltd. (A Development Stage Company) Consolidated Statement of Cash Flows For the Period From May 4, 2011 (Inception) to December 31, 2011 (USD $)	12 Months Ended
Dec. 31, 2011
Cash Flows From Operating Activities
Net loss	$ (16,459)
Due to related parties	1,763
Net cash used in operating activities	(14,696)
Cash Flows From Financing Activities
Cash contributions from shareholders	16,646
Net cash provided by financing activities	16,646
Effect of exchange rate on currency	26
Net increase in cash and cash equivalents	1,976
Cash and cash equivalents, end of period	1,976
Non-cash investing and financing activities:
Common stock issued for subscription receivable	$ 50,000